Permanent Equity - Common Stock Reserved for Future Issuance (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	191,008,538	673,305,089
Contingent common stock
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	0	320,649
Possible future issuance under stock plans
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	32,470,481	33,422,273
Unissued redeemable preferred stock reserved for issued warrants
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	0	12,170,990
Conversion of Convertible Notes
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	53,538,000	0
Outstanding common stock warrants
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	12,170,990	0
Conversion of outstanding redeemable preferred stock
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	0	465,916,522
Unissued redeemable preferred stock
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	0	86,925,094
Outstanding stock options, RSUs and PSUs
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	92,829,067	74,549,561